STATEMENTS OF CASH FLOWS (PARENT COMPANY)- SCHEDULE II (TABLES)	12 Months Ended
Dec. 31, 2012
STATEMENTS OF CASH FLOWS [Abstract]
Statement Of Cash Flows [Table Text Block]
AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

	(In Millions)

Net earnings (loss)	$216	$2,826	$2,459
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders' account balances	1,166	999	951
Universal life and investment-type policy fee income	(3,334)	(3,312)	(3,067)
Investment gains (losses), net	80	42	231
Equity in net earnings of subsidiaries	(483)	(55)	(468)
Dividends from subsidiaries	323	332	123
Change in deferred policy acquisition costs	(142)	2,861	(981)
Change in future policy benefits and other policyholder funds	876	2,229	1,136
(Income) loss related to derivative instruments	943	(2,369)	269
Change in reinsurance recoverable with affiliate	(207)	(242)	(233)
Change in the fair value of the reinsurance contract asset	(497)	(5,941)	(2,350)
Change in current and deferred income taxes	(224)	1,250	912
Amortization of reinsurance cost	47	211	274
Amortization and depreciation	62	83	100
Other, net	(182)	(190)	(9)

Net cash provided by (used in) operating activities	(1,356)	(1,276)	(653)

Cash flows from investing activities:
Maturities and repayments of fixed maturities and mortgage loans
on real estate	3,547	3,427	2,746
Sales of investments	1,566	626	2,863
Purchases of investments	(7,563)	(7,462)	(6,529)
Cash settlements related to derivative instruments	(287)	1,429	(651)
Decrease in loans to affiliates	4	0	3
Change in short-term investments	34	16	(53)
Change in policy loans	31	38	37
Other, net	(37)	(44)	(97)

Net cash provided by (used in) investing activities	(2,705)	(1,970)	(1,681)

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010 - CONTINUED

	2012	2011	2010

	(In Millions)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	$5,437	$4,461	$3,187
Withdrawals and transfers to Separate Accounts	(982)	(821)	(483)
Shareholder dividends paid	(362)	(379)	(300)
Capital contribution	195	0	0
Change in collateralized pledged liabilities	(288)	989	(270)
Change in collateralized pledged assets	(5)	99	533

Net cash provided by (used in) financing activities	3,995	4,349	2,667

Change in cash and cash equivalents	(66)	1,103	333
Cash and cash equivalents, beginning of year	2,516	1,413	1,080

Cash and Cash Equivalents, End of Year	$2,450	$2,516	$1,413

Supplemental cash flow information:
Interest Paid	$107	$106	$110

Income Taxes (Refunded) Paid	$261	$15	$(27)